Income Taxes (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Increase (Decrease) in valuation allowances	$ (0.36)	$ (0.06)
Deferred income tax benefit		0.04
Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	310.0
Available tax credit carry forwards	10.6
State
Income Taxes [Line Items]
Net operating loss carry-forwards	0
Available tax credit carry forwards	$ 0.1